Quarterly Holdings Report
for
Fidelity® Series Floating Rate High Income Fund
June 30, 2022
SFR-NPRT3-0822
1.924296.110
Bank Loan Obligations - 91.1%
	Principal Amount (a)	Value ($)
Aerospace - 1.3%
ADS Tactical, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.750% 7.3451% 3/19/26 (b)(c)(d)	529,688	484,002
Gemini HDPE LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.2389% 12/31/27 (b)(c)(d)	286,557	272,768
Jazz Acquisition, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.92% 6/19/26 (b)(c)(d)	61,869	58,173
TransDigm, Inc.:
Tranche E 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.9161% 5/30/25 (b)(c)(d)	940,061	891,338
Tranche F 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.9161% 12/9/25 (b)(c)(d)	365,625	345,921
Tranche G 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.9161% 8/22/24 (b)(c)(d)	200,255	192,725
WP CPP Holdings LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.9896% 4/30/25 (b)(c)(d)	486,696	401,179
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.750% 8.99% 4/30/26 (b)(c)(d)	235,000	190,350
TOTAL AEROSPACE		2,836,456
Air Transportation - 1.6%
AAdvantage Loyalty IP Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.8127% 4/20/28 (b)(c)(d)	455,000	433,224
Air Canada Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4.25% 8/11/28 (b)(c)(d)	385,000	353,238
Dynasty Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.1661% 4/8/26 (b)(c)(d)	280,608	258,019
Tranche B2 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.1661% 4/4/26 (b)(c)(d)	150,864	138,720
Mileage Plus Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 7.3134% 7/2/27 (b)(c)(d)	930,000	916,980
SkyMiles IP Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 10/20/27 (b)(c)(d)	375,000	372,304
United Airlines, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.3916% 4/21/28 (b)(c)(d)	977,613	906,130
WestJet Airlines Ltd. 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.0296% 12/11/26 (b)(c)(d)	357,603	319,339
TOTAL AIR TRANSPORTATION		3,697,954
Automotive & Auto Parts - 1.3%
American Trailer World Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.3753% 3/5/28 (b)(c)(d)	307,835	262,944
Avis Budget Car Rental LLC 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 5.1253% 3/16/29 (b)(c)(d)	94,763	90,498
Clarios Global LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.9161% 4/30/26 (b)(c)(d)	252,784	235,405
CWGS Group LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 3.8512% 6/3/28 (b)(c)(d)	722,521	640,638
Les Schwab Tire Centers Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4% 11/2/27 (b)(c)(d)	562,875	524,177
Midas Intermediate Holdco II LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.750% 11.5% 12/16/25 (b)(c)(d)	346,553	316,808
PECF USS Intermediate Holding III Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 5.9161% 12/17/28 (b)(c)(d)	422,875	380,588
Truck Hero, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.1661% 1/29/28 (b)(c)(d)	454,250	405,191
TOTAL AUTOMOTIVE & AUTO PARTS		2,856,249
Banks & Thrifts - 0.9%
Citadel Securities LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.1398% 2/27/28 (b)(c)(d)	796,950	764,825
Deerfield Dakota Holding LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.2753% 4/9/27 (b)(c)(d)	269,268	251,429
LHS Borrower LLC Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.750% 6.3753% 2/18/29 (b)(c)(d)	433,913	373,165
Novae LLC:
1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 5.000% 6.6253% 12/22/28 (b)(c)(d)	193,958	181,675
Tranche DD 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 5.000% 6.6253% 12/22/28 (b)(c)(d)	55,556	52,037
Russell Investments U.S. Institutional Holdco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.9997% 5/30/25 (b)(c)(d)	105,727	98,458
Superannuation & Investments U.S. LLC 1LN, term loan 1 month U.S. LIBOR + 3.750% 5.4161% 12/1/28 (b)(c)(d)	184,075	175,965
Walker & Dunlop, Inc. Tranche B 1LN, term loan CME TERM SOFR 1 MONTH INDEX + 2.250% 3.8753% 12/16/28 (b)(c)(d)	184,075	175,792
TOTAL BANKS & THRIFTS		2,073,346
Broadcasting - 1.9%
AppLovin Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.5004% 8/15/25 (b)(c)(d)	737,330	703,538
Diamond Sports Group LLC:
1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 8.000% 9.1808% 5/25/26 (b)(c)(d)	245,363	243,726
2LN, term loan 3 month U.S. LIBOR + 3.250% 4.4308% 8/24/26 (b)(c)(d)	1,672,894	390,336
Dotdash Meredith, Inc. Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.000% 5.1451% 12/1/28 (b)(c)(d)	616,900	575,259
Nexstar Broadcasting, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.1661% 9/19/26 (b)(c)(d)	487,954	479,957
Sinclair Television Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.17% 9/30/26 (b)(c)(d)	466,800	424,788
Springer Nature Deutschland GmbH Tranche B18 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.75% 8/14/26 (b)(c)(d)	348,261	333,373
Univision Communications, Inc.:
1LN, term loan CME TERM SOFR 1 MONTH INDEX + 4.250% 6.2543% 6/10/29 (b)(c)(d)	145,000	137,870
Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.250% 4.9161% 3/24/26 (b)(c)(d)	241,301	227,527
1 month U.S. LIBOR + 3.250% 4.9161% 1/31/29 (b)(c)(d)	817,950	762,738
TOTAL BROADCASTING		4,279,112
Building Materials - 2.1%
Acproducts Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 6.0622% 5/17/28 (b)(c)(d)	554,400	426,888
APi Group DE, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 2.750% 4.4161% 1/3/29 (b)(c)(d)	256,448	245,806
3 month U.S. LIBOR + 2.500% 4.1661% 10/1/26 (b)(c)(d)	107,536	103,280
DiversiTech Holdings, Inc.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 6.0004% 12/22/28 (b)(c)(d)	190,095	178,214
Tranche B-DD 1LN, term loan 1 month U.S. LIBOR + 3.750% 12/22/28 (c)(d)(e)	39,429	36,964
Hunter Douglas, Inc. Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 4.8417% 2/25/29 (b)(c)(d)	1,590,000	1,364,427
Oscar AcquisitionCo LLC 1LN, term loan CME TERM SOFR 1 MONTH INDEX + 4.500% 6.1085% 4/29/29 (b)(c)(d)	370,000	328,375
Smyrna Ready Mix LLC Tranche B 1lN, term loan CME TERM SOFR 1 MONTH INDEX + 4.250% 5.8753% 4/1/29 (b)(c)(d)	140,000	129,150
SRS Distribution, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4.0187% 6/4/28 (b)(c)(d)	657,145	604,902
Standard Industries, Inc./New Jersey Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 3.7876% 9/22/28 (b)(c)(d)	161,989	156,204
Traverse Midstream Partners Ll Tranche B, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.250% 5.94% 9/27/24 (b)(c)(d)	265,291	252,469
USIC Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 5.1661% 5/7/28 (b)(c)(d)	392,038	363,811
White Capital Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.2753% 10/19/27 (b)(c)(d)	482,665	443,449
TOTAL BUILDING MATERIALS		4,633,939
Cable/Satellite TV - 2.2%
Charter Communication Operating LLC Tranche B2 1LN, term loan 3 month U.S. LIBOR + 1.750% 3.42% 2/1/27 (b)(c)(d)	1,906,930	1,813,967
Coral-U.S. Co.-Borrower LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.574% 1/31/28 (b)(c)(d)	775,000	719,921
CSC Holdings LLC:
Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.500% 3.824% 4/15/27 (b)(c)(d)	356,689	330,754
Tranche B3 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.574% 1/15/26 (b)(c)(d)	483,750	448,983
DIRECTV Financing LLC 1LN, term loan 1 month U.S. LIBOR + 5.000% 6.6661% 8/2/27 (b)(c)(d)	806,613	740,406
LCPR Loan Financing LLC 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.074% 9/25/28 (b)(c)(d)	305,000	293,944
Numericable LLC:
Tranche B 11LN, term loan 3 month U.S. LIBOR + 2.750% 3.9889% 7/31/25 (b)(c)(d)	23,576	21,366
Tranche B 13LN, term loan 3 month U.S. LIBOR + 4.000% 5.4113% 8/14/26 (b)(c)(d)	211,405	192,708
Virgin Media Bristol LLC Tranche N, term loan 3 month U.S. LIBOR + 2.500% 3.824% 1/31/28 (b)(c)(d)	500,000	467,220
TOTAL CABLE/SATELLITE TV		5,029,269
Capital Goods - 0.6%
Ali Group North America Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 10/12/28 (c)(d)(f)	435,000	414,773
CPM Holdings, Inc. 2LN, term loan 3 month U.S. LIBOR + 8.250% 9.3117% 11/15/26 (b)(c)(d)	107,727	102,880
Griffon Corp. Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 2.750% 4.355% 1/24/29 (b)(c)(d)	342,375	326,256
MHI Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6.6661% 9/20/26 (b)(c)(d)	443,374	422,314
TNT Crane & Rigging LLC 2LN, term loan 3 month U.S. LIBOR + 8.750% 9.75% 4/16/25 (b)(c)(d)(g)	197,196	189,308
TOTAL CAPITAL GOODS		1,455,531
Chemicals - 2.7%
ARC Falcon I, Inc.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 5.4161% 9/30/28 (b)(c)(d)	377,906	347,863
Tranche DD 1LN, term loan 1 month U.S. LIBOR + 3.750% 9/30/28 (c)(d)(e)	55,446	51,038
Aruba Investment Holdings LLC:
2LN, term loan 3 month U.S. LIBOR + 7.750% 9.3827% 11/24/28 (b)(c)(d)	135,000	127,575
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.6327% 11/24/27 (b)(c)(d)	494,662	455,089
Cimpress U.S.A., Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 5.1661% 5/17/28 (b)(c)(d)	161,779	149,443
Consolidated Energy Finance SA Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.0287% 5/7/25 (b)(c)(d)(g)	371,250	352,688
Element Solutions, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 3.6661% 1/31/26 (b)(c)(d)	361,952	356,614
Groupe Solmax, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 7.0004% 5/27/28 (b)(c)(d)	249,370	222,356
Herens U.S. Holdco Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.2504% 7/3/28 (b)(c)(d)	326,710	290,772
Hexion Holdings Corp. 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.500% 5.9241% 3/15/29 (b)(c)(d)	650,000	580,125
Hexion, Inc. 2LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 7.000% 8.8713% 2/9/30 (b)(c)(d)(g)	170,000	147,900
ICP Group Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.0004% 12/29/27 (b)(c)(d)	271,563	236,485
INEOS U.S. Petrochem LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.4161% 1/20/26 (b)(c)(d)	525,648	494,929
Manchester Acquisition Sub LLC Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 5.750% 7.2995% 12/1/26 (b)(c)(d)	164,175	146,937
Messer Industries U.S.A., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.7504% 3/1/26 (b)(c)(d)	460,118	438,263
Olympus Water U.S. Holding Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 6.0625% 11/9/28 (b)(c)(d)	437,800	406,742
Oxea Corp. Tranche B2, term loan 3 month U.S. LIBOR + 3.250% 4.375% 10/11/24 (b)(c)(d)	282,715	260,983
Starfruit U.S. Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.2504% 10/1/25 (b)(c)(d)	521,171	492,017
The Chemours Co. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 3.42% 4/3/25 (b)(c)(d)	579,390	548,004
TOTAL CHEMICALS		6,105,823
Consumer Products - 2.3%
19Th Holdings Golf LLC Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.250% 4.4926% 2/7/29 (b)(c)(d)(g)	350,000	330,750
BCPE Empire Holdings, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.6661% 6/11/26 (b)(c)(d)	243,278	229,290
Bombardier Recreational Products, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 3.6661% 5/23/27 (b)(c)(d)	202,412	186,387
CNT Holdings I Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.6903% 11/8/27 (b)(c)(d)	493,750	467,724
Diamond BC BV Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 3.9889% 9/29/28 (b)(c)(d)	427,850	394,157
Energizer Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.875% 12/16/27 (b)(c)(d)	360,438	341,291
Knowlton Development Corp., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.4161% 12/21/25 (b)(c)(d)	235,000	220,508
Kronos Acquisition Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.4161% 12/22/26 (b)(c)(d)	517,748	468,821
Mattress Firm, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 5.64% 9/24/28 (b)(c)(d)	368,150	316,609
Michaels Companies, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.5004% 4/15/28 (b)(c)(d)	717,750	589,352
Petco Health & Wellness Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.5004% 3/4/28 (b)(c)(d)	330,813	311,119
Rodan & Fields LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.324% 6/16/25 (b)(c)(d)	469,806	256,486
Runner Buyer, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.500% 7.0749% 10/20/28 (b)(c)(d)	254,363	193,316
Sweetwater Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.9375% 8/5/28 (b)(c)(d)(g)	250,000	214,375
TGP Holdings III LLC:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 4.9161% 6/29/28 (b)(c)(d)	88,350	74,524
Tranche DD 1LN, term loan 1 month U.S. LIBOR + 3.250% 3.6665% 6/29/28 (b)(c)(d)(e)	11,650	9,826
TKC Holdings, Inc. 1LN, term loan 1 month U.S. LIBOR + 5.500% 7% 5/3/28 (b)(c)(d)	338,921	318,800
Woof Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.8134% 12/21/27 (b)(c)(d)(g)	400,686	373,639
TOTAL CONSUMER PRODUCTS		5,296,974
Containers - 2.5%
AOT Packaging Products AcquisitionCo LLC 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.9161% 3/3/28 (b)(c)(d)	589,228	546,615
Berlin Packaging, LLC Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.750% 4.89% 3/11/28 (b)(c)(d)	898,213	833,838
3 month U.S. LIBOR + 3.250% 4.43% 3/11/28 (b)(c)(d)	88,877	81,989
Berry Global, Inc. Tranche Z 1LN, term loan 3 month U.S. LIBOR + 1.750% 3.0047% 7/1/26 (b)(c)(d)	473,358	456,332
BWAY Holding Co. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.3117% 4/3/24 (b)(c)(d)	237,500	222,903
Canister International Group, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.750% 6.4161% 12/21/26 (b)(c)(d)	244,375	233,378
Charter NEX U.S., Inc. 1LN, term loan 1 month U.S. LIBOR + 3.750% 5.4161% 12/1/27 (b)(c)(d)	464,125	435,892
Graham Packaging Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.6661% 8/4/27 (b)(c)(d)	769,095	719,742
Kloeckner Pentaplast of America, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.5544% 2/9/26 (b)(c)(d)	316,000	266,230
Pregis TopCo Corp. 1LN, term loan:
1 month U.S. LIBOR + 4.000% 5.6661% 8/1/26 (b)(c)(d)	248,125	233,548
3 month U.S. LIBOR + 4.000% 5.6661% 7/31/26 (b)(c)(d)	243,750	229,937
Printpack Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.6875% 7/26/23 (b)(c)(d)	200,220	196,216
Reynolds Consumer Products LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 3.4161% 1/30/27 (b)(c)(d)	595,120	570,708
Reynolds Group Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 5.1661% 9/24/28 (b)(c)(d)	426,775	398,804
Ring Container Technologies Group LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.2687% 8/12/28 (b)(c)(d)	303,475	287,543
TOTAL CONTAINERS		5,713,675
Diversified Financial Services - 2.6%
ACNR Holdings, Inc. term loan 17.6416% 9/16/25 (b)(d)(g)	128,655	129,620
AlixPartners LLP Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.4161% 2/4/28 (b)(c)(d)	274,962	260,826
AVSC Holding Corp. Tranche B2 1LN, term loan 3 month U.S. LIBOR + 5.500% 7.1107% 10/15/26 (b)(c)(d)	372,271	321,348
BCP Renaissance Parent LLC Tranche B3 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 5.0253% 10/31/26 (b)(c)(d)	413,999	393,817
Broadstreet Partners, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 4.9161% 1/27/27 (b)(c)(d)	183,613	171,678
Eagle 4 Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.1661% 7/12/28 (b)(c)(d)	243,127	231,780
Finco I LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.1661% 6/27/25 (b)(c)(d)	122,813	116,749
Fleetcor Technologies Operating Co. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 3.4161% 4/30/28 (b)(c)(d)	168,723	162,010
Fly Funding II SARL Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 3.13% 8/9/25 (b)(c)(d)	319,080	297,743
Focus Financial Partners LLC:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 4.1661% 6/24/28 (b)(c)(d)	123,808	118,366
Tranche B3 1LN, term loan 3 month U.S. LIBOR + 2.000% 3.6661% 7/3/24 (b)(c)(d)	432,762	414,716
GT Polaris, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.9889% 9/24/27 (b)(c)(d)	315,210	295,771
HarbourVest Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.2884% 3/1/25 (b)(c)(d)	798,967	765,514
Hightower Holding LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.0983% 4/21/28 (b)(c)(d)	312,638	289,712
KREF Holdings X LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4.75% 9/1/27 (b)(c)(d)(g)	365,389	345,292
Nexus Buyer LLC 2LN, term loan 1 month U.S. LIBOR + 6.250% 7.4403% 11/5/29 (b)(c)(d)	220,000	205,333
Paysafe Holdings U.S. Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 4.4161% 6/10/28 (b)(c)(d)	0	(1)
Recess Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4.7978% 9/29/24 (b)(c)(d)	255,836	244,324
TransUnion LLC Tranche B5 1LN, term loan 3 month U.S. LIBOR + 1.750% 3.4161% 11/16/26 (b)(c)(d)	424,736	399,961
UFC Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.5% 4/29/26 (b)(c)(d)	350,994	326,074
WH Borrower LLC Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 5.500% 6.7523% 2/9/27 (b)(c)(d)	470,000	448,263
TOTAL DIVERSIFIED FINANCIAL SERVICES		5,938,896
Diversified Media - 1.5%
Advantage Sales & Marketing, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 6.1661% 10/28/27 (b)(c)(d)	837,250	768,177
Allen Media LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 7.7044% 2/10/27 (b)(c)(d)	1,119,057	989,246
Terrier Media Buyer, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.1661% 12/17/26 (b)(c)(d)	1,812,400	1,665,904
TOTAL DIVERSIFIED MEDIA		3,423,327
Energy - 3.7%
Apro LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 5.38% 11/14/26 (b)(c)(d)	489,085	456,072
Array Technologies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.7549% 10/14/27 (b)(c)(d)	429,220	394,346
Brazos Delaware II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.5951% 5/21/25 (b)(c)(d)	268,801	258,453
BW Gas & Convenience Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.1661% 3/17/28 (b)(c)(d)(g)	277,200	261,954
Citgo Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.000% 8.6661% 8/1/23 (b)(c)(d)	299,250	294,824
Citgo Petroleum Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 7.9161% 3/28/24 (b)(c)(d)	956,312	947,151
CQP Holdco LP / BIP-V Chinook Holdco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 6.0004% 6/4/28 (b)(c)(d)	1,815,254	1,701,800
EG America LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.2504% 2/6/25 (b)(c)(d)	377,751	354,142
EG Finco Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.2504% 2/6/25 (b)(c)(d)	301,613	282,762
Epic Crude Services LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 7.08% 3/1/26 (b)(c)(d)	380,401	324,714
Esdec Solar Group BV Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.000% 6.4997% 8/27/28 (b)(c)(d)(g)	240,625	217,766
GIP II Blue Holding LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 6.7504% 9/29/28 (b)(c)(d)	557,200	538,857
GIP III Stetson I LP Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.9161% 7/18/25 (b)(c)(d)	691,919	651,919
Granite Acquisition, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.0004% 3/25/28 (b)(c)(d)	467,638	443,204
ITT Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 4.4161% 7/30/28 (b)(c)(d)	198,500	189,568
Rockwood Service Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.9161% 1/23/27 (b)(c)(d)	653,528	632,288
WaterBridge Operating LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.750% 7.3916% 6/21/26 (b)(c)(d)	365,625	344,967
TOTAL ENERGY		8,294,787
Entertainment/Film - 0.3%
AP Core Holdings II LLC:
Tranche B1 1LN, term loan 1 month U.S. LIBOR + 5.500% 7.1661% 9/1/27 (b)(c)(d)	192,500	182,072
Tranche B2 1LN, term loan 1 month U.S. LIBOR + 5.500% 7.1661% 9/1/27 (b)(c)(d)	200,000	188,000
SMG U.S. Midco 2, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.1661% 1/23/25 (b)(c)(d)	318,252	295,975
TOTAL ENTERTAINMENT/FILM		666,047
Environmental - 0.5%
Clean Harbors, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.000% 3.6661% 10/8/28 (b)(c)(d)	144,275	142,832
Covanta Holding Corp.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 4.1661% 11/30/28 (b)(c)(d)	403,675	380,665
Tranche C 1LN, term loan 1 month U.S. LIBOR + 2.500% 4.1661% 11/30/28 (b)(c)(d)	30,314	28,586
Madison IAQ LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 4.5244% 6/21/28 (b)(c)(d)	722,700	656,450
TOTAL ENVIRONMENTAL		1,208,533
Food & Drug Retail - 0.8%
Froneri U.S., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.9161% 1/29/27 (b)(c)(d)	352,463	323,533
GOBP Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.4161% 10/22/25 (b)(c)(d)	186,543	177,682
JBS U.S.A. Lux SA Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.8044% 5/1/26 (b)(c)(d)	938,148	902,968
JP Intermediate B LLC Tranche B, term loan 3 month U.S. LIBOR + 5.500% 6.7389% 11/20/25 (b)(c)(d)	470,269	378,566
TOTAL FOOD & DRUG RETAIL		1,782,749
Food/Beverage/Tobacco - 1.1%
8th Avenue Food & Provisions, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.750% 9.4161% 10/1/26 (b)(c)(d)	80,000	66,160
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.4161% 10/1/25 (b)(c)(d)	137,333	115,163
Bengal Debt Merger Sub LLC:
1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.250% 5.4031% 1/24/29 (b)(c)(d)	420,000	390,075
2LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 6.000% 8.1544% 1/24/30 (b)(c)(d)	185,000	166,500
Chobani LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.1661% 10/23/27 (b)(c)(d)	270,125	244,328
Del Monte Foods, Inc. Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.250% 5.6838% 5/16/29 (b)(c)(d)	390,000	366,600
Shearer's Foods, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.1661% 9/23/27 (b)(c)(d)	587,634	531,391
Triton Water Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.7504% 3/31/28 (b)(c)(d)	782,101	689,649
TOTAL FOOD/BEVERAGE/TOBACCO		2,569,866
Gaming - 5.4%
Bally's Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 4.3699% 10/1/28 (b)(c)(d)	900,475	833,642
Caesars Resort Collection LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.4161% 12/22/24 (b)(c)(d)	2,065,763	1,985,281
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.1661% 7/20/25 (b)(c)(d)	1,945,350	1,870,940
Churchill Downs, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 3.67% 3/17/28 (b)(c)(d)	296,250	278,721
Cypress Intermediate Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 4.5004% 9/21/28 (b)(c)(d)	348,250	329,619
Fertitta Entertainment LLC NV Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.000% 5.5253% 1/27/29 (b)(c)(d)	3,146,047	2,893,199
Golden Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.63% 10/20/24 (b)(c)(d)	606,791	589,916
GVC Holdings Gibraltar Ltd. Tranche B4 1LN, term loan 1 month U.S. LIBOR + 2.250% 3.7427% 3/16/27 (b)(c)(d)	277,200	264,795
J&J Ventures Gaming LLC 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.2504% 4/26/28 (b)(c)(d)	282,863	269,073
Light & Wonder, Inc. 1LN, term loan CME TERM SOFR 1 MONTH INDEX + 3.250% 4.3577% 4/7/29 (b)(c)(d)	455,000	431,113
PCI Gaming Authority 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.1661% 5/29/26 (b)(c)(d)	295,299	282,052
Playtika Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.4161% 3/11/28 (b)(c)(d)	308,576	290,256
Scientific Games Holdings LP term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 4.1751% 4/4/29 (b)(c)(d)	490,000	452,638
Stars Group Holdings BV Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 4.5004% 7/16/26 (b)(c)(d)	897,393	851,724
Station Casinos LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.92% 2/7/27 (b)(c)(d)	652,135	612,100
TOTAL GAMING		12,235,069
Healthcare - 5.7%
AHP Health Partners, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 5.1661% 8/23/28 (b)(c)(d)	208,425	196,180
Avantor Funding, Inc. Tranche B5 1LN, term loan 1 month U.S. LIBOR + 2.250% 3.9161% 11/6/27 (b)(c)(d)	523,253	501,915
Da Vinci Purchaser Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.0306% 12/13/26 (b)(c)(d)	658,891	622,652
Elanco Animal Health, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.8117% 8/1/27 (b)(c)(d)	1,160,902	1,094,150
Electron BidCo, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 4.6661% 11/1/28 (b)(c)(d)	339,150	316,864
Gainwell Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.2504% 10/1/27 (b)(c)(d)	1,389,958	1,311,772
Horizon Pharma U.S.A., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 3.375% 3/15/28 (b)(c)(d)	281,438	271,148
ICU Medical, Inc. Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 2.500% 4.4544% 1/6/29 (b)(c)(d)	319,200	306,432
Insulet Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 4.9161% 5/4/28 (b)(c)(d)	519,750	492,463
Jazz Financing Lux SARL Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 5.1661% 5/5/28 (b)(c)(d)	1,361,250	1,295,951
Mamba Purchaser, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 5.3451% 10/14/28 (b)(c)(d)	209,475	198,304
Maravai Intermediate Holdings LLC Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.000% 3.8512% 10/19/27 (b)(c)(d)(g)	591,971	560,892
MED ParentCo LP:
1LN, term loan 3 month U.S. LIBOR + 4.250% 5.9161% 8/31/26 (b)(c)(d)	277,399	249,745
2LN, term loan 3 month U.S. LIBOR + 8.250% 9.9161% 8/30/27 (b)(c)(d)	180,000	165,150
Mozart Borrower LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 4.9161% 10/21/28 (b)(c)(d)	638,400	591,018
Organon & Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.625% 6/2/28 (b)(c)(d)	629,097	604,197
Packaging Coordinators Midco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.0004% 11/30/27 (b)(c)(d)	370,313	349,175
Pathway Vet Alliance LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.0004% 3/31/27 (b)(c)(d)	474,321	439,340
Phoenix Newco, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 4.9161% 11/15/28 (b)(c)(d)	1,246,875	1,168,322
PRA Health Sciences, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 4.5625% 7/3/28 (b)(c)(d)	333,648	321,877
RadNet Management, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.6236% 4/23/28 (b)(c)(d)	153,463	145,439
Surgery Center Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.95% 8/31/26 (b)(c)(d)	241,848	224,844
U.S. Anesthesia Partners, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 5.3117% 10/1/28 (b)(c)(d)	631,825	588,229
U.S. Radiology Specialists, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 7.5625% 12/15/27 (b)(c)(d)	381	336
U.S. Renal Care, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6.6875% 6/13/26 (b)(c)(d)	488,708	332,844
Upstream Newco, Inc. 1LN, term loan 1 month U.S. LIBOR + 4.250% 5.8898% 11/20/26 (b)(c)(d)	521,606	474,990
TOTAL HEALTHCARE		12,824,229
Homebuilders/Real Estate - 0.8%
DTZ U.S. Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.4161% 8/21/25 (b)(c)(d)	964,316	905,734
Lightstone Holdco LLC:
Tranche B 1LN, term loan CME TERM SOFR 1 MONTH INDEX + 5.750% 7.0241% 1/30/27 (b)(c)(d)	637,365	570,442
Tranche C 1LN, term loan CME TERM SOFR 1 MONTH INDEX + 5.750% 7.0241% 1/30/27 (b)(c)(d)	35,948	32,174
Ryan Specialty Group LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.6253% 9/1/27 (b)(c)(d)	289,513	277,933
TOTAL HOMEBUILDERS/REAL ESTATE		1,786,283
Hotels - 1.7%
Aimbridge Acquisition Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 6.2593% 2/1/26 (b)(c)(d)	92,892	83,603
ASP LS Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 7.3769% 4/30/28 (b)(c)(d)	372,188	330,316
BRE/Everbright M6 Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.000% 6.6661% 9/9/26 (b)(c)(d)	165,096	159,937
Carnival Finance LLC Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.250% 6.1269% 10/18/28 (b)(c)(d)	462,675	414,094
3 month U.S. LIBOR + 3.000% 5.8769% 6/30/25 (b)(c)(d)	406,700	376,808
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 4.6661% 8/2/28 (b)(c)(d)	1,266,388	1,183,287
Hilton Worldwide Finance LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 3.3736% 6/21/26 (b)(c)(d)	126,445	121,303
Marriott Ownership Resorts, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 3.4161% 8/31/25 (b)(c)(d)	178,650	169,941
Oravel Stays Singapore Pte Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 8.250% 10.44% 6/23/26 (b)(c)(d)	257,400	220,507
Travelport Finance Luxembourg SARL 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.506% 2/28/25 (b)(c)(d)	739,061	729,268
TOTAL HOTELS		3,789,064
Insurance - 4.5%
Acrisure LLC Tranche B 1LN, term loan:
1 month U.S. LIBOR + 4.250% 5.9161% 2/15/27 (b)(c)(d)	263,675	248,295
3 month U.S. LIBOR + 3.500% 5.1661% 2/13/27 (b)(c)(d)	1,495,190	1,368,098
Alliant Holdings Intermediate LLC:
Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.9161% 5/10/25 (b)(c)(d)	448,013	420,814
Tranche B-2 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.9161% 5/9/25 (b)(c)(d)	242,500	228,816
AmWINS Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.9161% 2/19/28 (b)(c)(d)	829,088	781,763
AssuredPartners, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.1661% 2/13/27 (b)(c)(d)	443,625	414,789
Asurion LLC:
Tranche B 6LN, term loan 3 month U.S. LIBOR + 3.120% 4.7911% 11/3/23 (b)(c)(d)	1,359,617	1,303,533
Tranche B 7LN, term loan 3 month U.S. LIBOR + 3.000% 4.6661% 11/3/24 (b)(c)(d)	480,000	449,040
Tranche B3 2LN, term loan 3 month U.S. LIBOR + 5.250% 6.9161% 1/31/28 (b)(c)(d)	1,005,000	854,250
Tranche B4 2LN, term loan 1 month U.S. LIBOR + 5.250% 6.9161% 1/20/29 (b)(c)(d)	525,000	443,625
Tranche B8 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.9161% 12/23/26 (b)(c)(d)	985,000	890,814
Tranche B9 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.9161% 7/31/27 (b)(c)(d)	597,438	539,187
HUB International Ltd.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.3483% 4/25/25 (b)(c)(d)	853,256	807,590
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.2137% 4/25/25 (b)(c)(d)	773,197	730,593
USI, Inc.:
1LN, term loan 3 month U.S. LIBOR + 3.250% 5.5004% 12/2/26 (b)(c)(d)	121,878	112,433
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.2504% 5/16/24 (b)(c)(d)	651,850	623,742
TOTAL INSURANCE		10,217,382
Leisure - 3.0%
Alterra Mountain Co. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 5.1661% 8/17/28 (b)(c)(d)	358,550	340,174
Arcis Golf LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 5.9161% 11/24/28 (b)(c)(d)	209,475	201,620
Callaway Golf Co. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.1661% 1/4/26 (b)(c)(d)	371,050	366,646
City Football Group Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4.5983% 7/21/28 (b)(c)(d)	713,213	652,589
Crown Finance U.S., Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 8.250% 10.0763% 5/23/24 (b)(c)(d)	113,933	118,490
3 month U.S. LIBOR + 2.750% 4.2497% 9/30/26 (b)(c)(d)	365,618	222,702
15.25% 5/23/24 (d)	189,202	211,070
Delta 2 SARL Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.1661% 2/1/24 (b)(c)(d)	1,540,956	1,499,350
Equinox Holdings, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 9.2504% 9/8/24 (b)(c)(d)	250,000	185,278
Tranche B-1, term loan 3 month U.S. LIBOR + 3.000% 5.2504% 3/8/24 (b)(c)(d)	710,803	525,994
Herschend Entertainment Co. LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 5.44% 8/27/28 (b)(c)(d)	188,575	179,382
Lids Holdings, Inc. 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 5.500% 7.326% 12/14/26 (b)(c)(d)(g)	393,750	385,875
MajorDrive Holdings IV LLC 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.625% 5/12/28 (b)(c)(d)	342,413	306,565
PlayPower, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 7.7504% 5/10/26 (b)(c)(d)	112,320	105,861
SeaWorld Parks & Entertainment, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 4.6875% 8/25/28 (b)(c)(d)	297,750	279,066
SP PF Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.1661% 12/21/25 (b)(c)(d)	362,813	306,577
United PF Holdings LLC:
1LN, term loan 3 month U.S. LIBOR + 4.000% 6.2504% 12/30/26 (b)(c)(d)	609,940	555,808
2LN, term loan 3 month U.S. LIBOR + 8.500% 10.7504% 12/30/27 (b)(c)(d)	125,000	116,354
Tranche B 1LN, term loan 3 month U.S. LIBOR + 8.500% 10.7504% 12/30/26 (b)(c)(d)(g)	132,638	129,322
TOTAL LEISURE		6,688,723
Paper - 0.8%
Clydesdale Acquisition Holdings, Inc. 1LN, term loan CME TERM SOFR 1 MONTH INDEX + 4.250% 5.8753% 3/30/29 (b)(c)(d)	1,525,000	1,422,779
Journey Personal Care Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.5004% 3/1/28 (b)(c)(d)	168,722	128,229
Neenah, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 6.75% 4/6/28 (b)(c)(d)	246,275	243,812
TOTAL PAPER		1,794,820
Publishing/Printing - 0.9%
Cengage Learning, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.750% 5.75% 7/14/26 (b)(c)(d)	257,988	232,068
Harland Clarke Holdings Corp. 1LN, term loan 1 month U.S. LIBOR + 7.750% 10.0004% 6/16/26 (b)(c)(d)	454,563	351,527
Learning Care Group (U.S.) No 2, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 8.500% 9.8215% 3/13/25 (b)(c)(d)	333,200	326,536
MJH Healthcare Holdings LLC Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 5.1091% 1/28/29 (b)(c)(d)	200,000	188,000
Recorded Books, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.0033% 8/29/25 (b)(c)(d)	341,027	322,696
RLG Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 5.9161% 7/8/28 (b)(c)(d)	283,575	263,960
Scripps (E.W.) Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.4161% 1/7/28 (b)(c)(d)	352,219	332,628
TOTAL PUBLISHING/PRINTING		2,017,415
Railroad - 0.9%
AIT Worldwide Logistics Holdings, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.719% 4/6/28 (b)(c)(d)	292,788	264,484
Echo Global Logistics, Inc. 1LN, term loan 1 month U.S. LIBOR + 3.500% 5.1661% 11/23/28 (b)(c)(d)	254,363	236,557
First Student Bidco, Inc.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 5.2316% 7/21/28 (b)(c)(d)	428,777	382,147
Tranche C 1LN, term loan 1 month U.S. LIBOR + 3.000% 5.2316% 7/21/28 (b)(c)(d)	159,069	141,770
Genesee & Wyoming, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.000% 4.2504% 12/30/26 (b)(c)(d)	522,963	501,197
Worldwide Express, Inc. 1LN, term loan 1 month U.S. LIBOR + 4.250% 6.2504% 7/22/28 (b)(c)(d)	432,825	391,979
TOTAL RAILROAD		1,918,134
Restaurants - 1.1%
Burger King Worldwide, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 3.4161% 11/19/26 (b)(c)(d)	727,566	693,189
Dave & Buster's, Inc. 1LN, term loan CME TERM SOFR 1 MONTH INDEX + 5.000% 6/23/29 (c)(d)(f)	225,000	213,892
Flynn Restaurant Group LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 5.9161% 11/22/28 (b)(c)(d)	154,225	143,352
PFC Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 7.8249% 3/1/26 (b)(c)(d)	362,813	326,531
Restaurant Technologies, Inc. Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.250% 6.3044% 3/17/29 (b)(c)(d)	185,000	176,984
Whatabrands LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 4.9161% 7/21/28 (b)(c)(d)	1,014,900	948,932
TOTAL RESTAURANTS		2,502,880
Services - 7.7%
ABG Intermediate Holdings 2 LLC:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 6.000% 7.6253% 12/20/29 (b)(c)(d)(g)	210,000	193,200
Tranche B1 LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 5.1253% 12/21/28 (b)(c)(d)	820,000	764,650
Adtalem Global Education, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.5951% 8/12/28 (b)(c)(d)	98,227	93,463
AEA International Holdings Luxembourg SARL Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.0625% 9/7/28 (b)(c)(d)(g)	213,925	203,764
All-Star Bidco AB:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 5.5979% 11/16/28 (b)(c)(d)(g)	159,600	151,221
Tranche B1 1LN, term loan 1 month U.S. LIBOR + 3.500% 5.0979% 11/16/28 (b)(c)(d)	313,425	295,663
Allied Universal Holdco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 5.4161% 5/14/28 (b)(c)(d)	595,999	545,089
APX Group, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 5.0108% 7/9/28 (b)(c)(d)	421,813	397,428
Aramark Services, Inc. Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 3.4161% 3/11/25 (b)(c)(d)	114,325	109,495
Ascend Learning LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 5.1661% 12/10/28 (b)(c)(d)	422,875	389,574
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.4% 6/21/24 (b)(c)(d)	1,320,513	1,137,846
Brown Group Holding LLC Tranche B2 1LN, term loan CME TERM SOFR 1 MONTH INDEX + 3.750% 6/9/29 (c)(d)(f)	100,000	95,833
Cast & Crew Payroll LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.1661% 2/7/26 (b)(c)(d)	473,029	447,802
CHG Healthcare Services, Inc. 1LN, term loan 1 month U.S. LIBOR + 3.250% 4.7497% 9/30/28 (b)(c)(d)	203,088	191,614
CoreLogic, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.1875% 6/2/28 (b)(c)(d)	1,002,425	831,010
EAB Global, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4.7389% 8/16/28 (b)(c)(d)	169,150	158,790
EmployBridge LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.750% 7.0004% 7/19/28 (b)(c)(d)	506,175	459,354
Ensemble RCM LLC 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.9889% 8/1/26 (b)(c)(d)	261,787	252,570
Filtration Group Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.6661% 3/29/25 (b)(c)(d)	450,946	426,225
Finastra U.S.A., Inc. Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 8.4889% 6/13/25 (b)(c)(d)	190,000	162,315
Flexera Software LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.37% 3/3/28 (b)(c)(d)	196,302	185,603
Franchise Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 6.5% 3/10/26 (b)(c)(d)	521,885	474,482
Galaxy U.S. Opco, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.750% 6.2753% 4/19/29 (b)(c)(d)	275,000	257,469
Gateway Merger Sub 2021, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.250% 6.4884% 6/30/28 (b)(c)(d)	139,648	128,476
GEMS MENASA Cayman Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6.5749% 7/30/26 (b)(c)(d)	518,528	488,713
Greeneden U.S. Holdings II LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.6661% 12/1/27 (b)(c)(d)	370,313	353,093
Indy U.S. Bidco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 5.4161% 3/5/28 (b)(c)(d)	335,763	311,141
Ion Trading Finance Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 7.0004% 3/26/28 (b)(c)(d)	959,245	881,911
KNS Acquisitions, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 8.5004% 4/21/27 (b)(c)(d)	269,844	244,883
KUEHG Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.0004% 2/21/25 (b)(c)(d)	703,239	652,754
Lakeshore Intermediate LLC 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 9/29/28 (b)(c)(d)	189,050	179,361
Maverick Purchaser Sub LLC:
Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.750% 5.4161% 1/23/27 (b)(c)(d)	690,900	655,927
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.000% 5.16% 2/16/29 (b)(c)(d)	510,000	484,184
Tranche B 2LN, term loan 1 month U.S. LIBOR + 8.750% 11.0004% 1/31/28 (b)(c)(d)(g)	200,000	189,000
PowerTeam Services LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 5.7504% 3/6/25 (b)(c)(d)	331,650	261,353
Sabert Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.1875% 12/10/26 (b)(c)(d)(g)	569,637	539,731
Sabre GLBL, Inc.:
Tranche B-1 1LN, term loan 1 month U.S. LIBOR + 3.500% 5.1661% 12/17/27 (b)(c)(d)	66,787	62,321
Tranche B-2 1LN, term loan 1 month U.S. LIBOR + 3.500% 5.1661% 12/17/27 (b)(c)(d)	106,463	99,344
Signal Parent, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.1661% 4/3/28 (b)(c)(d)	554,400	423,190
Sotheby's Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 5.5443% 1/15/27 (b)(c)(d)	185,680	177,324
Spin Holdco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.6107% 3/4/28 (b)(c)(d)	1,481,250	1,360,528
The GEO Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 3.67% 3/23/24 (b)(c)(d)	242,949	226,423
Uber Technologies, Inc. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.500% 5.0749% 4/4/25 (b)(c)(d)	720,641	688,983
3 month U.S. LIBOR + 3.500% 5.0749% 2/25/27 (b)(c)(d)	497,877	475,612
Vaco Holdings LLC 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 5.000% 7.2044% 1/21/29 (b)(c)(d)	203,975	195,647
TOTAL SERVICES		17,304,359
Steel - 0.2%
JMC Steel Group, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.000% 4.1846% 1/24/27 (b)(c)(d)	482,596	449,418
Super Retail - 4.0%
Academy Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.8117% 11/6/27 (b)(c)(d)	462,891	439,167
Ambience Merger Sub, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 4.9669% 7/24/28 (b)(c)(d)	253,725	195,495
Bass Pro Group LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.4161% 3/5/28 (b)(c)(d)	6,403,954	5,821,180
BJ's Wholesale Club, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 3.2547% 2/3/24 (b)(c)(d)	282,822	280,967
Empire Today LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.75% 4/1/28 (b)(c)(d)	277,895	211,895
Harbor Freight Tools U.S.A., Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 4.4161% 10/19/27 (b)(c)(d)	985,000	867,588
Red Ventures LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.1661% 11/8/24 (b)(c)(d)	463,845	448,770
RH:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 4.1661% 10/20/28 (b)(c)(d)	466,475	407,293
Tranche B2 1LN, term loan CME TERM SOFR 1 MONTH INDEX + 3.250% 4.8753% 10/20/28 (b)(c)(d)	450,000	400,500
TOTAL SUPER RETAIL		9,072,855
Technology - 16.9%
A&V Holdings Midco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.370% 6.8747% 3/10/27 (b)(c)(d)(g)	273,446	267,977
Acuris Finance U.S., Inc. 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.2044% 2/16/28 (b)(c)(d)	240,365	225,943
Anastasia Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.0004% 8/10/25 (b)(c)(d)	797,591	632,290
Aptean, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.9161% 4/23/26 (b)(c)(d)	360,043	339,941
Arches Buyer, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.9161% 12/4/27 (b)(c)(d)	379,608	345,443
Athenahealth Group, Inc.:
Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 5.0091% 2/15/29 (b)(c)(d)	1,975,217	1,813,506
Tranche DD 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 2/15/29 (c)(d)(e)	334,783	307,374
AZZ, Inc. Tranche B 1LN, term loan CME TERM SOFR 1 MONTH INDEX + 4.250% 5.8753% 5/6/29 (b)(c)(d)	410,000	390,525
Camelot Finance SA:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.6661% 10/31/26 (b)(c)(d)	499,458	469,905
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.6661% 10/31/26 (b)(c)(d)	583,687	551,100
Central Parent, Inc. 1LN, term loan CME TERM SOFR 1 MONTH INDEX + 4.500% 6/9/29 (c)(d)(f)	1,005,000	947,343
Ceridian HCM Holding, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.1661% 4/30/25 (b)(c)(d)	259,326	244,983
CMI Marketing, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 5.8736% 3/23/28 (b)(c)(d)	272,250	256,936
CommScope, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.9161% 4/4/26 (b)(c)(d)	885,410	793,000
ConnectWise LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.7504% 9/30/28 (b)(c)(d)	656,700	599,784
DCert Buyer, Inc.:
1LN, term loan 3 month U.S. LIBOR + 4.000% 5.6661% 10/16/26 (b)(c)(d)	911,712	869,053
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 8.6661% 2/19/29 (b)(c)(d)	305,000	282,125
DG Investment Intermediate Holdings, Inc.:
2LN, term loan 3 month U.S. LIBOR + 6.750% 8.4161% 3/31/29 (b)(c)(d)	95,000	91,200
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.4161% 3/31/28 (b)(c)(d)	410,864	383,003
Emerald TopCo, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.7384% 7/25/26 (b)(c)(d)	242,820	226,794
Entegris, Inc. Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.000% 3/2/29 (c)(d)(f)	640,000	617,600
Epicor Software Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.9161% 7/31/27 (b)(c)(d)	604,238	569,010
EXC Holdings III Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.7504% 12/2/24 (b)(c)(d)	266,027	254,055
Go Daddy Operating Co. LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 3.6661% 8/10/27 (b)(c)(d)	367,500	352,433
Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.4161% 2/15/24 (b)(c)(d)	285,337	275,299
Hunter U.S. Bidco, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 6.5004% 8/19/28 (b)(c)(d)	296,981	281,390
Hyland Software, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.1661% 7/1/24 (b)(c)(d)	663,729	639,025
Icon Luxembourg Sarl Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 4.5625% 7/3/28 (b)(c)(d)	1,339,141	1,291,896
II-VI, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 12/8/28 (c)(d)(f)	685,000	655,031
Imprivata, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.4161% 12/1/27 (b)(c)(d)	464,125	444,692
MA FinanceCo. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.915% 6/5/25 (b)(c)(d)(g)	239,016	218,102
Maxar Technologies, Inc. Tranche B 1LN, term loan CME TERM SOFR 1 MONTH INDEX + 4.250% 6/9/29 (c)(d)(f)	95,000	90,052
McAfee Corp. Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.000% 5.1451% 2/2/29 (b)(c)(d)	180,000	163,350
MH Sub I LLC:
1LN, term loan 3 month U.S. LIBOR + 3.750% 5.4161% 9/15/24 (b)(c)(d)	610,329	573,557
Tranche B 2LN, term loan 3 month U.S. LIBOR + 6.250% 7.9161% 2/23/29 (b)(c)(d)	250,000	234,583
Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.4161% 9/15/24 (b)(c)(d)	524,984	493,159
MKS Instruments, Inc. Tranche B 1LN, term loan CME TERM SOFR 1 MONTH INDEX + 2.750% 4/11/29 (c)(d)(f)	680,000	649,060
Motus Group LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.6661% 12/10/28 (b)(c)(d)	164,588	153,684
NAVEX TopCo, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.000% 8.67% 9/4/26 (b)(c)(d)	85,000	82,450
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.92% 9/5/25 (b)(c)(d)	332,062	316,914
NortonLifeLock, Inc. Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 2.000% 1/28/29 (c)(d)(f)	1,205,000	1,139,930
Osmosis Debt Merger Sub, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 4.8308% 7/30/28 (b)(c)(d)	305,000	277,169
Park Place Technologies LLC 1LN, term loan 3 month U.S. LIBOR + 5.000% 6.6253% 11/10/27 (b)(c)(d)	376,165	360,490
Peraton Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.4161% 2/1/28 (b)(c)(d)	1,812,785	1,698,507
PointClickCare Technologies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.9375% 12/29/27 (b)(c)(d)	232,063	218,912
Polaris Newco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 5.6661% 6/2/28 (b)(c)(d)	1,095,790	1,009,694
Project Boost Purchaser LLC 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.1661% 5/30/26 (b)(c)(d)	364,688	338,248
Proofpoint, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 4.8249% 8/31/28 (b)(c)(d)	1,248,725	1,157,743
Rackspace Technology Global, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.16% 2/15/28 (b)(c)(d)	1,165,621	1,059,258
RealPage, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.6661% 4/22/28 (b)(c)(d)	706,450	651,403
Red Planet Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 5.4161% 9/30/28 (b)(c)(d)	376,801	329,230
Renaissance Holdings Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.9161% 5/31/25 (b)(c)(d)	477,977	451,488
Seattle Spinco, Inc.:
Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.000% 5.6091% 3/1/27 (b)(c)(d)(g)	997,500	905,231
Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.750% 4.4161% 6/21/24 (b)(c)(d)(g)	1,263,397	1,197,069
Sophia LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 5.5004% 10/7/27 (b)(c)(d)	935,803	870,887
SS&C Technologies, Inc.:
Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 3.4161% 4/16/25 (b)(c)(d)	325,348	308,472
Tranche B 4LN, term loan 3 month U.S. LIBOR + 1.750% 3.4161% 4/16/25 (b)(c)(d)	264,113	250,414
Tranche B 5LN, term loan 3 month U.S. LIBOR + 1.750% 3.4161% 4/16/25 (b)(c)(d)	532,827	505,190
STG-Fairway Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.4161% 1/31/27 (b)(c)(d)	224,114	214,509
Tempo Acquisition LLC:
1LN, term loan 1 month U.S. LIBOR + 3.000% 4.5253% 8/31/28 (b)(c)(d)	637,710	603,433
Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.4161% 5/1/24 (b)(c)(d)	103,203	101,526
TTM Technologies, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.5617% 9/28/24 (b)(c)(d)	161,092	158,424
UKG, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.4161% 5/4/26 (b)(c)(d)	1,022,247	963,601
Ultimate Software Group, Inc.:
1LN, term loan 1 month U.S. LIBOR + 3.250% 4.2116% 5/3/26 (b)(c)(d)	999,457	933,872
2LN, term loan 1 month U.S. LIBOR + 5.250% 6.2116% 5/3/27 (b)(c)(d)	730,000	671,600
Verscend Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.6661% 8/27/25 (b)(c)(d)	860,473	821,752
VFH Parent LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.4338% 1/13/29 (b)(c)(d)	600,000	567,252
Virgin Pulse, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.6661% 4/6/28 (b)(c)(d)	277,900	235,868
VM Consolidated, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 6.1253% 3/27/28 (b)(c)(d)	365,058	345,666
VS Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.6661% 2/28/27 (b)(c)(d)	518,075	486,343
Weber-Stephen Products LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.9161% 10/30/27 (b)(c)(d)	339,746	307,470
WEX, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.9161% 4/1/28 (b)(c)(d)	266,625	255,795
Zelis Payments Buyer, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5617% 9/30/26 (b)(c)(d)	502,454	471,995
TOTAL TECHNOLOGY		38,262,008
Telecommunications - 4.3%
Altice Financing SA Tranche B, term loan 3 month U.S. LIBOR + 2.750% 3.7943% 1/31/26 (b)(c)(d)	477,500	430,347
Cablevision Lightpath LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.574% 11/30/27 (b)(c)(d)	210,821	198,304
Connect U.S. Finco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.17% 12/12/26 (b)(c)(d)	273,526	250,960
Consolidated Communications, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.1875% 10/2/27 (b)(c)(d)	264,182	232,921
Crown Subsea Communications Holding, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.750% 5.8117% 4/27/27 (b)(c)(d)	212,363	201,745
Frontier Communications Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.0625% 5/1/28 (b)(c)(d)	1,288,688	1,202,990
GTT Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 8.5% 5/31/25 (b)(c)(d)	491,748	384,041
Intelsat Jackson Holdings SA 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.250% 4.9195% 2/1/29 (b)(c)(d)	1,966,158	1,798,680
Level 3 Financing, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 3.4161% 3/1/27 (b)(c)(d)	457,985	423,256
Lumen Technologies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.9161% 3/15/27 (b)(c)(d)	156,391	143,537
Northwest Fiber LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.2593% 4/30/27 (b)(c)(d)	696,434	618,085
Radiate Holdco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 4.9161% 9/25/26 (b)(c)(d)	520,405	482,676
Securus Technologies Holdings Tranche B, term loan:
3 month U.S. LIBOR + 4.500% 6.7504% 11/1/24 (b)(c)(d)	717,295	650,501
3 month U.S. LIBOR + 8.250% 9.4889% 11/1/25 (b)(c)(d)	1,100,000	1,007,193
Windstream Services LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 7.9161% 9/21/27 (b)(c)(d)	87,170	81,199
Zayo Group Holdings, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.6661% 3/9/27 (b)(c)(d)	1,763,763	1,621,092
TOTAL TELECOMMUNICATIONS		9,727,527
Textiles/Apparel - 1.0%
Byju's Alpha, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.500% 7.0064% 11/24/26 (b)(c)(d)	572,125	482,015
Canada Goose, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.7504% 10/7/27 (b)(c)(d)	241,333	230,473
Crocs, Inc. Tranche B1 LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 4.4495% 2/17/29 (b)(c)(d)	1,077,300	978,328
Jo-Ann Stores LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.750% 5.9637% 7/7/28 (b)(c)(d)	299,246	207,976
Tory Burch LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.6661% 4/14/28 (b)(c)(d)	435,600	389,182
TOTAL TEXTILES/APPAREL		2,287,974
Utilities - 2.3%
Brookfield WEC Holdings, Inc.:
1LN, term loan CME TERM SOFR 1 MONTH INDEX + 3.750% 5.7474% 8/1/25 (b)(c)(d)	185,000	177,469
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.4161% 8/1/25 (b)(c)(d)	1,308,322	1,234,284
Granite Generation LLC 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.51% 11/1/26 (b)(c)(d)	337,286	309,038
Limetree Bay Terminals LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 7.0544% 2/15/24 (b)(c)(d)	880,012	584,768
Luxembourg Investment Co. 428 SARL Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.000% 7.0544% 1/3/29 (b)(c)(d)	210,000	196,350
PG&E Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.6875% 6/23/25 (b)(c)(d)	801,181	753,511
Pike Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.67% 1/21/28 (b)(c)(d)	359,589	341,085
Vertiv Group Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.8699% 3/2/27 (b)(c)(d)	856,439	794,347
Vistra Operations Co. LLC Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 3.3879% 12/31/25 (b)(c)(d)	845,572	808,139
TOTAL UTILITIES		5,198,991
TOTAL BANK LOAN OBLIGATIONS (Cost $222,196,847)		205,939,664

Nonconvertible Bonds - 4.5%
	Principal Amount (a)	Value ($)
Aerospace - 0.2%
TransDigm, Inc.:
6.25% 3/15/26 (h)	500,000	481,875
8% 12/15/25 (h)	55,000	55,618
TOTAL AEROSPACE		537,493
Air Transportation - 0.1%
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. 5.5% 4/20/26 (h)	165,000	151,600
Delta Air Lines, Inc. / SkyMiles IP Ltd. 4.5% 10/20/25 (h)	115,000	111,741
TOTAL AIR TRANSPORTATION		263,341
Automotive & Auto Parts - 0.7%
Rivian Holdco & Rivian LLC & Rivian Automotive LLC 6 month U.S. LIBOR + 5.620% 7.1766% 10/15/26 (b)(c)(h)	1,810,000	1,618,140
Broadcasting - 0.1%
Univision Communications, Inc. 6.625% 6/1/27 (h)	170,000	161,859
Chemicals - 0.0%
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc. 5% 12/31/26 (h)	5,000	4,275
Containers - 0.2%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 4.125% 8/15/26 (h)	415,000	351,654
Trivium Packaging Finance BV 5.5% 8/15/26 (h)	145,000	136,397
TOTAL CONTAINERS		488,051
Energy - 0.2%
New Fortress Energy, Inc. 6.75% 9/15/25 (h)	75,000	70,875
PBF Holding Co. LLC/PBF Finance Corp. 9.25% 5/15/25 (h)	165,000	172,838
Transocean Poseidon Ltd. 6.875% 2/1/27 (h)	131,250	116,813
TOTAL ENERGY		360,526
Gaming - 0.6%
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. 4.625% 1/15/29 (h)	875,000	745,938
Golden Entertainment, Inc. 7.625% 4/15/26 (h)	250,000	247,500
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875% 5/15/25 (h)	300,000	275,930
VICI Properties LP / VICI Note Co.:
3.5% 2/15/25 (h)	35,000	32,740
4.25% 12/1/26 (h)	50,000	45,666
TOTAL GAMING		1,347,774
Healthcare - 0.0%
Tenet Healthcare Corp. 4.625% 7/15/24	104,000	99,812
Hotels - 0.1%
Marriott Ownership Resorts, Inc. 6.125% 9/15/25 (h)	133,000	131,617
Leisure - 0.1%
Royal Caribbean Cruises Ltd.:
9.125% 6/15/23 (h)	40,000	39,504
10.875% 6/1/23 (h)	190,000	190,038
TOTAL LEISURE		229,542
Paper - 0.1%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC 3.25% 9/1/28 (h)	135,000	115,231
Services - 0.5%
Adtalem Global Education, Inc. 5.5% 3/1/28 (h)	347,000	309,698
Aramark Services, Inc. 6.375% 5/1/25 (h)	90,000	88,052
PowerTeam Services LLC 9.033% 12/4/25 (h)	670,000	539,886
Sotheby's 7.375% 10/15/27 (h)	200,000	185,355
TOTAL SERVICES		1,122,991
Super Retail - 0.2%
EG Global Finance PLC:
6.75% 2/7/25 (h)	125,000	117,861
8.5% 10/30/25 (h)	260,000	251,875
TOTAL SUPER RETAIL		369,736
Technology - 0.1%
CommScope, Inc. 6% 3/1/26 (h)	150,000	138,155
Maxar Technologies, Inc. 7.75% 6/15/27 (h)	145,000	143,625
TOTAL TECHNOLOGY		281,780
Telecommunications - 1.1%
Altice Financing SA 5.75% 8/15/29 (h)	1,000,000	802,500
Altice France SA:
5.125% 1/15/29 (h)	25,000	18,940
5.5% 1/15/28 (h)	1,000,000	792,500
Frontier Communications Holdings LLC 5% 5/1/28 (h)	160,000	136,000
Intelsat Jackson Holdings SA 6.5% 3/15/30 (h)	535,000	441,375
Windstream Escrow LLC 7.75% 8/15/28 (h)	500,000	402,500
TOTAL TELECOMMUNICATIONS		2,593,815
Utilities - 0.2%
Exgen Texas Power LLC 3 month U.S. LIBOR + 6.750% 7.712% 10/8/26 (b)(c)(g)	415,788	415,788
TOTAL NONCONVERTIBLE BONDS (Cost $11,472,768)		10,141,771

Common Stocks - 1.7%
	Shares	Value ($)
Capital Goods - 0.0%
TNT Crane & Rigging LLC (g)(i)	24,748	39,349
TNT Crane & Rigging LLC warrants 10/31/25 (g)(i)	3,037	759
TOTAL CAPITAL GOODS		40,108
Diversified Financial Services - 0.1%
ACNR Holdings, Inc. (g)(i)	1,891	138,043
Lime Tree Bay Ltd. (g)	153	5,161
TOTAL DIVERSIFIED FINANCIAL SERVICES		143,204
Energy - 1.1%
California Resources Corp.	20,379	784,592
California Resources Corp. warrants 10/27/24 (i)	920	9,448
Chesapeake Energy Corp. (j)	12,702	1,030,132
Chesapeake Energy Corp. (i)(k)	137	11,111
Denbury, Inc. (i)	7,505	450,225
EP Energy Corp. (g)(i)	3,190	29,635
TOTAL ENERGY		2,315,143
Entertainment/Film - 0.0%
Cineworld Group PLC warrants 11/23/25 (i)	53,143	926
Publishing/Printing - 0.1%
Cenveo Corp. (g)(i)	7,037	205,199
Restaurants - 0.1%
CEC Entertainment, Inc. (g)(i)	15,069	278,777
Super Retail - 0.0%
David's Bridal, Inc. rights (g)(i)	156	0
Telecommunications - 0.0%
GTT Communications, Inc. rights (g)(i)	17,967	17,967
Utilities - 0.3%
TexGen Power LLC (g)(i)	25,327	693,960
TOTAL COMMON STOCKS (Cost $3,441,114)		3,695,284

Nonconvertible Preferred Stocks - 0.2%
	Shares	Value ($)
Diversified Financial Services - 0.2%
ACNR Holdings, Inc. (g)(i) (Cost $135,375)	1,083	474,354

Other - 0.0%
	Shares	Value ($)
Other - 0.0%
Tribune Co. Claim (g)(i) (Cost $29,756)	30,115	20,177

Money Market Funds - 9.2%
	Shares	Value ($)
Fidelity Cash Central Fund 1.58% (l)	19,694,138	19,698,076
Fidelity Securities Lending Cash Central Fund 1.58% (l)(m)	1,130,187	1,130,300
TOTAL MONEY MARKET FUNDS (Cost $20,828,098)		20,828,376

TOTAL INVESTMENT IN SECURITIES - 106.7% (Cost $258,103,958)	241,099,626
NET OTHER ASSETS (LIABILITIES) - (6.7)%	(15,073,558)
NET ASSETS - 100.0%	226,026,068

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(e)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $438,394 and $406,310, respectively.

(f)	The coupon rate will be determined upon settlement of the loan after period end.
(g)	Level 3 security
(h)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,626,171 or 4.3% of net assets.

(i)	Non-income producing
(j)	Security or a portion of the security is on loan at period end.
(k)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $11,111 or 0.0% of net assets.

(l)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(m)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Chesapeake Energy Corp.	2/10/21	1,297

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 1.58%	19,249,607	72,870,398	72,421,929	37,416	1,029	(1,029)	19,698,076	0.0%
Fidelity Securities Lending Cash Central Fund 1.58%	-	3,958,678	2,828,378	329	-	-	1,130,300	0.0%
Total	19,249,607	76,829,076	75,250,307	37,745	1,029	(1,029)	20,828,376

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Bank Loan Obligations and Nonconvertible Bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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